Consolidated Statement of Changes in Shareholders' Equity - USD ($) shares in Millions, $ in Millions	Total	Common stock [Member]	Retained earnings [Member]	Accumulated other comprehensive income (loss), net of tax [Member]	Treasury stock, at cost [Member]	Common shares outstanding [Member]
Shareholders' equity, beginning of year at Dec. 31, 2013		$ 21,500	$ 24,291	$ 810	$ (21,805)
Shareholders' Equity [Rollforward]
Employee share-based compensation		149
Compensation amortization under share-based plans and other changes		194
Net income	$ 3,692		3,692
Dividends			(735)
Other			3
Other comprehensive income (loss)	70			70
Treasury stock acquired - share repurchase authorization					(3,275)
Net shares acquired related to employee share-based compensation plans					(58)
Shareholders' equity, end of year at Dec. 31, 2014	24,836	21,843	27,251	880	(25,138)
Balance, beginning of year at Dec. 31, 2013						353.5
Common shares outstanding
Treasury stock acquired - share repurchase authorization						(35.1)
Net shares issued under employee share-based compensation plans						3.8
Balance, end of year at Dec. 31, 2014						322.2
Shareholders' Equity [Rollforward]
Employee share-based compensation		133
Compensation amortization under share-based plans and other changes		196
Net income	3,439		3,439
Dividends			(744)
Other			(1)
Other comprehensive income (loss)	(1,037)			(1,037)
Treasury stock acquired - share repurchase authorization					(3,150)
Net shares acquired related to employee share-based compensation plans	(74)				(74)
Shareholders' equity, end of year at Dec. 31, 2015	$ 23,598	22,172	29,945	(157)	(28,362)
Common shares outstanding
Treasury stock acquired - share repurchase authorization						(29.6)
Net shares issued under employee share-based compensation plans						3.3
Balance, end of year at Dec. 31, 2015	295.9					295.9
Shareholders' Equity [Rollforward]
Employee share-based compensation		287
Compensation amortization under share-based plans and other changes		155
Net income	$ 3,014		3,014
Dividends			(762)
Other			(1)
Other comprehensive income (loss)	(598)			(598)
Treasury stock acquired - share repurchase authorization	(2,400)				(2,400)
Net shares acquired related to employee share-based compensation plans	(72)				(72)
Shareholders' equity, end of year at Dec. 31, 2016	$ 23,221	$ 22,614	$ 32,196	$ (755)	$ (30,834)
Common shares outstanding
Treasury stock acquired - share repurchase authorization	(21.3)					(21.3)
Net shares issued under employee share-based compensation plans						5.0
Balance, end of year at Dec. 31, 2016	279.6					279.6